Schedule of investments
Macquarie VIP High Income Series
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Debt Obligations — 1.50%
ABPCI Direct Lending FundCLO II
Series 2017-1A DRR 144A 9.084% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	$ 250,000
Series 2017-1A ERR 144A 12.434% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	600,000	600,000

AGL CLO Series 2024-32A E 144A 11.015% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	550,000	552,186
AIMCO CLO
Series 2022-18A ER 144A 10.782% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	300,000	296,888
Series 2024-19A E 144A 0.00% (TSFR03M + 5.00%, Floor 5.00%) 10/20/37 #, •, ^	600,000	600,000

Bain Capital Credit CLO Series 2017-2A ER3 144A 12.634% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	550,000	539,227
Barings CLO
Series 2018-2A ER 144A 12.136% (TSFR03M + 6.90%, Floor 6.90%) 7/15/36 #, •	550,000	550,000
Series 2024-2A E 144A 11.20% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	600,000	596,521

Bear Mountain Park CLO Series 2022-1A ER 144A 11.251% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	450,000	448,841
Benefit Street Partners CLO XII-B Series 2017-12BRA E 144A 11.492% (TSFR03M + 6.25%, Floor 6.25%) 10/15/37 #, •	750,000	751,675
Carlyle US CLO
Series 2021-11A ER 144A 11.823% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	550,000	544,385
Series 2024-5A E 144A 0.00% (TSFR03M + 5.65%, Floor 5.65%) 10/25/36 #, •, ^	550,000	550,000

Elmwood CLO Series 2022-4A ER 144A 10.986% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	550,000	548,588
Golub Capital Partners CLO
Series 2022-62A ER 144A 11.008% (TSFR03M + 6.40%, Floor 6.40%) 10/15/37 #, •	350,000	350,000
	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Golub Capital Partners CLO
Series 2024-76A E 144A 10.492% (TSFR03M + 5.75%, Floor 5.75%) 10/25/37 #, •	350,000	$ 350,000

Madison Park Funding XXX Series 2018-30A ER 144A 11.601% (TSFR03M + 6.40%, Floor 6.40%) 7/16/37 #, •	600,000	601,474
OFSI BSL XIV CLO Series 2024-14A E 144A 12.929% (TSFR03M + 7.74%, Floor 7.74%) 7/20/37 #, •	600,000	590,924
OHA Credit Funding
Series 2021-9A ER 144A 0.00% (TSFR03M + 5.50%, Floor 5.50%) 10/19/37 #, •, ^	775,000	775,000
Series 2022-11A ER 144A 10.606% (TSFR03M + 5.40%, Floor 5.40%) 7/19/37 #, •	650,000	649,646

Storm King Park CLO Series 2022-1A ER 144A 11.092% (TSFR03M + 6.15%, Floor 6.15%) 10/15/37 #, •	850,000	850,000
TCW CLO Series 2024-2A E 144A 12.48% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	700,000	695,987
Wellfleet CLO Series 2022-1A ER 144A 12.992% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	700,000	691,122
Total Collateralized Debt Obligations (cost $12,379,093)		12,382,464

Convertible Bond — 1.22%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>, π	3,709,372	10,028,001
Total Convertible Bond (cost $3,642,028)		10,028,001

Corporate Bonds — 84.15%
Automotive — 3.80%
Allison Transmission 144A 3.75% 1/30/31 #	6,885,000	6,264,934
Clarios Global 144A 8.50% 5/15/27 #	2,735,000	2,749,033
Dana 4.50% 2/15/32	3,000,000	2,662,467
Garrett Motion Holdings 144A 7.75% 5/31/32 #	5,970,000	6,114,211
Goodyear Tire & Rubber 5.25% 7/15/31	4,060,000	3,666,243
NQ- IV093 [0924] 1124 (4017346)    1

Schedule of investments
Macquarie VIP High Income Series   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Automotive (continued)
Phinia 144A 6.625% 10/15/32 #	1,948,000	$ 1,965,505
Wand NewCo 3 144A 7.625% 1/30/32 #	3,798,000	4,003,806
ZF North America Capital 144A 6.75% 4/23/30 #	3,850,000	3,885,358
		31,311,557
Banking — 1.85%
Banco Santander 8.00% 2/1/34 μ, ψ	3,800,000	4,041,699
Bank of Montreal 7.70% 5/26/84 μ	2,850,000	3,014,679
Barclays 9.625% 12/15/29 μ, ψ	3,745,000	4,225,910
Deutsche Bank 6.00% 10/30/25 μ, ψ	4,000,000	3,920,882
		15,203,170
Basic Industry — 5.10%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	2,340,000	2,513,939
Cerdia Finanz 144A 9.375% 10/3/31 #	4,105,000	4,197,363
Cleveland-Cliffs 144A 7.00% 3/15/32 #	5,490,000	5,557,202
CP Atlas Buyer 144A 7.00% 12/1/28 #	4,546,000	4,213,622
FMG Resources August 2006
144A 5.875% 4/15/30 #	3,340,000	3,386,102
144A 6.125% 4/15/32 #	1,505,000	1,540,983

NOVA Chemicals 144A 8.50% 11/15/28 #	895,000	956,475
Novelis 144A 4.75% 1/30/30 #	6,240,000	6,055,115
Olympus Water US Holding
144A 7.25% 6/15/31 #	750,000	781,155
144A 9.75% 11/15/28 #	4,136,000	4,419,353

Standard Building Solutions 144A 6.50% 8/15/32 #	4,030,000	4,176,285
Standard Industries 144A 3.375% 1/15/31 #	2,365,000	2,108,951
Vibrantz Technologies 144A 9.00% 2/15/30 #	2,285,000	2,137,102
		42,043,647
Capital Goods — 6.12%
Amentum Escrow 144A 7.25% 8/1/32 #	1,330,000	1,389,249
Arcosa 144A 6.875% 8/15/32 #	2,025,000	2,120,993
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	2,031,000	1,861,012
144A 4.00% 9/1/29 #	2,360,000	2,108,737
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier
144A 7.00% 6/1/32 #	185,000	$ 193,729
144A 7.25% 7/1/31 #	1,905,000	2,016,319
144A 8.75% 11/15/30 #	3,370,000	3,704,723
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	755,000	762,874
144A 8.75% 4/15/30 #	2,415,000	2,454,722

Esab 144A 6.25% 4/15/29 #	4,000,000	4,113,232
Manitowoc 144A 9.25% 10/1/31 #	2,035,000	2,088,419
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	6,905,000	7,142,722
144A 9.25% 4/15/27 #	1,945,000	1,996,171
Sealed Air
144A 5.00% 4/15/29 #	1,265,000	1,247,142
144A 6.50% 7/15/32 #	1,445,000	1,493,799
144A 7.25% 2/15/31 #	975,000	1,033,147

Terex 144A 6.25% 10/15/32 #	3,885,000	3,885,000
TransDigm
144A 6.625% 3/1/32 #	3,260,000	3,398,850
144A 6.875% 12/15/30 #	6,450,000	6,760,348

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	4,440,000	643,800
		50,414,988
Consumer Goods — 2.30%
Cerdia Finanz 144A 10.50% 2/15/27 #	3,160,000	3,326,745
Fiesta Purchaser
144A 7.875% 3/1/31 #	1,919,000	2,037,750
144A 9.625% 9/15/32 #	2,860,000	2,967,643

MajorDrive Holdings IV 144A 6.375% 6/1/29 #	6,450,000	6,280,159
Post Holdings 144A 6.375% 3/1/33 #	4,215,000	4,294,318
		18,906,615
Electric — 3.17%
Calpine
144A 4.625% 2/1/29 #	3,295,000	3,185,186
144A 5.00% 2/1/31 #	370,000	358,565
144A 5.125% 3/15/28 #	5,470,000	5,397,919

Lightning Power 144A 7.25% 8/15/32 #	4,895,000	5,151,483
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	8,198,773
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,826,635
		26,118,561
Energy — 13.90%
Archrock Partners 144A 6.625% 9/1/32 #	3,970,000	4,073,998

2    NQ- IV093 [0924] 1124 (4017346)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	3,623,000	$ 3,582,161
Civitas Resources 144A 8.625% 11/1/30 #	3,740,000	3,965,604
EQM Midstream Partners
144A 4.75% 1/15/31 #	10,319,000	9,998,777
6.50% 7/15/48	1,170,000	1,210,776
Genesis Energy
7.75% 2/1/28	2,800,000	2,837,296
7.875% 5/15/32	940,000	957,805

Gulfport Energy Operating 144A 6.75% 9/1/29 #	4,050,000	4,102,431
Hilcorp Energy I
144A 6.00% 4/15/30 #	5,220,000	5,092,682
144A 6.00% 2/1/31 #	2,248,000	2,190,599
144A 6.25% 4/15/32 #	2,665,000	2,596,184

Matador Resources 144A 6.25% 4/15/33 #	2,870,000	2,829,039
Murphy Oil 6.00% 10/1/32	1,558,000	1,538,355
Nabors Industries
144A 8.875% 8/15/31 #	1,615,000	1,537,747
144A 9.125% 1/31/30 #	2,925,000	3,019,135

NGL Energy Operating 144A 8.375% 2/15/32 #	3,860,000	3,980,837
Noble Finance II 144A 8.00% 4/15/30 #	3,040,000	3,138,964
NuStar Logistics
6.00% 6/1/26	4,126,000	4,153,747
6.375% 10/1/30	3,742,000	3,885,384
SM Energy
144A 6.75% 8/1/29 #	1,405,000	1,411,918
144A 7.00% 8/1/32 #	1,771,000	1,779,058

Southwestern Energy 5.375% 3/15/30	7,590,000	7,572,107
Sunoco 144A 7.25% 5/1/32 #	2,210,000	2,344,450
Transocean
144A 8.00% 2/1/27 #	4,626,000	4,626,810
144A 8.50% 5/15/31 #	3,750,000	3,728,584
USA Compression Partners
6.875% 9/1/27	5,090,000	5,137,047
144A 7.125% 3/15/29 #	1,550,000	1,597,650
Venture Global LNG
144A 7.00% 1/15/30 #	4,045,000	4,135,454
144A 8.375% 6/1/31 #	5,630,000	5,948,692

Vital Energy 144A 7.875% 4/15/32 #	5,905,000	5,724,602
Weatherford International 144A 8.625% 4/30/30 #	5,505,000	5,740,319
		114,438,212
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financial Services — 3.19%
AerCap Holdings 5.875% 10/10/79 μ	8,349,000	$ 8,354,058
Air Lease 4.65% 6/15/26 μ, ψ	3,715,000	3,630,623
Block 144A 6.50% 5/15/32 #	2,955,000	3,080,788
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	2,239,000	2,252,945
Focus Financial Partners 144A 6.75% 9/15/31 #	3,930,000	3,970,070
Fortress Transportation and Infrastructure Investors 144A 7.00% 6/15/32 #	3,990,000	4,191,898
UBS Group 144A 6.85% 9/10/29 #, μ, ψ	825,000	836,886
		26,317,268
Healthcare — 6.04%
AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	1,980,444
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	4,086,172
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	4,525,000	4,392,854
CHS
144A 4.75% 2/15/31 #	3,000,000	2,639,331
144A 5.25% 5/15/30 #	1,600,000	1,473,800
144A 6.125% 4/1/30 #	978,000	837,019
144A 6.875% 4/15/29 #	980,000	889,560
DaVita
144A 3.75% 2/15/31 #	2,425,000	2,189,375
144A 4.625% 6/1/30 #	1,475,000	1,407,202

Grifols 144A 4.75% 10/15/28 #	2,930,000	2,747,049
Legacy LifePoint Health 144A 4.375% 2/15/27 #	2,980,000	2,924,931
Medline Borrower
144A 3.875% 4/1/29 #	4,981,000	4,720,068
144A 5.25% 10/1/29 #	8,055,000	7,909,387

Organon & Co. 144A 5.125% 4/30/31 #	4,595,000	4,332,081
Surgery Center Holdings 144A 7.25% 4/15/32 #	4,010,000	4,190,542
Tenet Healthcare 6.125% 10/1/28	3,025,000	3,051,560
		49,771,375
Insurance — 4.06%
Ardonagh Finco 144A 7.75% 2/15/31 #	4,595,000	4,753,886
Howden UK Refinance
144A 7.25% 2/15/31 #	2,540,000	2,637,892
144A 8.125% 2/15/32 #	2,325,000	2,392,044

NQ- IV093 [0924] 1124 (4017346)    3

Schedule of investments
Macquarie VIP High Income Series   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
HUB International
144A 5.625% 12/1/29 #	4,200,000	$ 4,122,938
144A 7.375% 1/31/32 #	3,810,000	3,936,568
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	5,715,000	6,119,479
144A 10.50% 12/15/30 #	2,219,000	2,415,040

Panther Escrow Issuer 144A 7.125% 6/1/31 #	3,905,000	4,099,055
USI 144A 7.50% 1/15/32 #	2,845,000	2,950,831
		33,427,733
Leisure — 6.24%
Boyd Gaming 144A 4.75% 6/15/31 #	4,330,000	4,137,401
Caesars Entertainment
144A 6.50% 2/15/32 #	1,900,000	1,966,574
144A 7.00% 2/15/30 #	6,595,000	6,894,287
Carnival
144A 5.75% 3/1/27 #	3,753,000	3,803,206
144A 6.00% 5/1/29 #	7,141,000	7,239,719

Light & Wonder International 144A 7.25% 11/15/29 #	3,840,000	3,975,798
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	404,000	407,890
144A 5.50% 4/1/28 #	7,844,000	7,948,356

Scientific Games Holdings 144A 6.625% 3/1/30 #	8,070,000	8,014,239
Six Flags Entertainment 144A 6.625% 5/1/32 #	6,735,000	6,979,602
		51,367,072
Media — 8.60%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	4,400,000	4,181,009
AMC Networks 4.25% 2/15/29	4,609,000	3,337,652
Arches Buyer 144A 6.125% 12/1/28 #	2,374,000	2,034,774
CCO Holdings
144A 4.50% 8/15/30 #	2,924,000	2,652,675
144A 4.75% 2/1/32 #	3,290,000	2,902,234
144A 6.375% 9/1/29 #	6,850,000	6,862,912

Cimpress 144A 7.375% 9/15/32 #	2,850,000	2,876,648
CMG Media 144A 8.875% 12/15/27 #	7,046,000	4,174,755
CSC Holdings
144A 4.50% 11/15/31 #	3,015,000	2,197,381
144A 5.00% 11/15/31 #	2,381,000	1,178,443

Cumulus Media New Holdings 144A 8.00% 7/1/29 #	3,871,000	1,559,268
Directv Financing 144A 5.875% 8/15/27 #	4,217,000	4,143,360
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Gray Television
144A 4.75% 10/15/30 #	5,150,000	$ 3,280,838
144A 5.375% 11/15/31 #	5,459,000	3,418,214

McGraw-Hill Education 144A 7.375% 9/1/31 #	2,853,000	2,962,435
Midcontinent Communications 144A 8.00% 8/15/32 #	3,855,000	3,928,503
Nexstar Media 144A 4.75% 11/1/28 #	6,185,000	5,914,254
Sirius XM Radio 144A 4.125% 7/1/30 #	7,045,000	6,393,848
Stagwell Global 144A 5.625% 8/15/29 #	4,180,000	4,044,520
Univision Communications 144A 7.375% 6/30/30 #	2,905,000	2,813,896
		70,857,619
Retail — 3.87%
Asbury Automotive Group 4.75% 3/1/30	4,450,930	4,263,731
Bath & Body Works 6.875% 11/1/35	6,070,000	6,331,720
Carvana
PIK 144A 13.00% 6/1/30 #, >>	1,501,650	1,634,112
PIK 144A 14.00% 6/1/31 #, >>	1,401,700	1,652,300
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,556,091
144A 4.375% 1/15/31 #	1,271,000	1,183,655
Murphy Oil USA
144A 3.75% 2/15/31 #	4,480,000	4,041,864
4.75% 9/15/29	985,000	958,297

PetSmart 144A 7.75% 2/15/29 #	5,149,000	5,087,936
Victra Holdings 144A 8.75% 9/15/29 #	4,890,000	5,138,636
		31,848,342
Services — 3.74%
ADT Security 144A 4.875% 7/15/32 #	8,935,000	8,544,138
Avis Budget Car Rental 144A 5.75% 7/15/27 #	1,115,000	1,107,592
GFL Environmental 144A 6.75% 1/15/31 #	2,835,000	2,976,983
Resideo Funding 144A 6.50% 7/15/32 #	3,412,000	3,506,724
S&S Holdings 144A 8.375% 10/1/31 #	2,865,000	2,886,790
United Rentals North America 3.875% 2/15/31	4,440,000	4,133,912
White Cap Buyer 144A 6.875% 10/15/28 #	4,435,000	4,480,246

4    NQ- IV093 [0924] 1124 (4017346)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	3,126,000	$ 3,130,880
		30,767,265
Technology & Electronics — 3.78%
Cloud Software Group 144A 6.50% 3/31/29 #	6,310,000	6,283,570
Entegris
144A 4.75% 4/15/29 #	2,121,000	2,092,049
144A 5.95% 6/15/30 #	5,825,000	5,938,331
NCR Voyix
144A 5.00% 10/1/28 #	1,857,000	1,824,247
144A 5.125% 4/15/29 #	585,000	572,963
Seagate HDD Cayman
5.75% 12/1/34	2,155,000	2,174,067
8.25% 12/15/29	1,965,000	2,134,927

Sensata Technologies 144A 4.00% 4/15/29 #	3,805,000	3,630,417
UKG 144A 6.875% 2/1/31 #	5,160,000	5,335,574
Zebra Technologies 144A 6.50% 6/1/32 #	1,120,000	1,170,252
		31,156,397
Telecommunications — 6.93%
Connect Finco
144A 6.75% 10/1/26 #	8,039,000	8,039,000
144A 9.00% 9/15/29 #	4,480,000	4,341,053
Consolidated Communications
144A 5.00% 10/1/28 #	1,819,000	1,675,932
144A 6.50% 10/1/28 #	7,298,000	6,909,068
Frontier Communications Holdings
5.875% 11/1/29	1,011,498	1,005,064
144A 6.00% 1/15/30 #	8,965,000	8,957,718
144A 6.75% 5/1/29 #	3,287,000	3,312,536

Iliad Holding 144A 8.50% 4/15/31 #	5,850,000	6,297,384
Sable International Finance
144A 5.75% 9/7/27 #	5,893,000	5,883,538
144A 7.125% 10/15/32 #	4,100,000	4,119,147

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	4,395,000	3,916,527
VZ Secured Financing 144A 5.00% 1/15/32 #	2,805,000	2,586,416
		57,043,383
Transportation — 1.46%
Air Canada 144A 3.875% 8/15/26 #	8,105,000	7,899,060
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Genesee & Wyoming 144A 6.25% 4/15/32 #	4,005,000	$ 4,123,545
		12,022,605
Total Corporate Bonds (cost $685,495,405)		693,015,809

Loan Agreements — 8.36%
Basic Industry — 2.89%
Foresight Energy Operating Tranche A 12.704% (SOFR03M + 8.10%) 6/30/27 •	1,236,507	1,143,769
Form Technologies Tranche B 9.907% (SOFR03M + 4.85%) 7/22/25 •	10,429,883	10,247,360
Hexion Holdings 2nd Lien 12.383% (SOFR01M + 7.54%) 3/15/30 •	2,480,000	2,247,944
PMHC II 9.704% (SOFR03M + 4.25%) 4/23/29 •	2,896,743	2,831,115
Usalco TBD
9/17/31 X	1,704,396	1,704,396
9/18/31 X	175,604	175,604

Vantage Specialty Chemicals 1st Lien 9.871% (SOFR03M + 4.75%) 10/26/26 •	5,459,058	5,413,851
		23,764,039
Capital Goods — 1.04%
Hunter Douglas Holding Tranche B-1 8.571% (SOFR03M + 3.50%) 2/26/29 •	2,032,295	2,020,683
SPX Flow 8.345% (SOFR01M + 3.50%) 4/5/29 •	2,565,000	2,571,120
SunSource Borrower 8.946% (SOFR01M + 4.10%) 3/25/31 •	4,004,875	3,983,180
		8,574,983
Consumer Discretionary — 0.00%
Cedar Fair Tranche B 6.85% (SOFR01M + 2.00%) 5/1/31 •	2,900	2,899
		2,899
Healthcare — 2.14%
Amynta Agency Borrower 9.002% (SOFR03M + 3.75%) 2/28/28 •	3,975,229	3,980,611
Bausch & Lomb 8.27% (SOFR01M + 3.35%) 5/10/27 •	3,865,568	3,855,367
Cotiviti 7.625% 5/1/31	3,918,000	3,918,000
Heartland Dental 9.346% (SOFR01M + 4.50%) 4/28/28 •	5,965,025	5,869,447
		17,623,425

NQ- IV093 [0924] 1124 (4017346)    5

Schedule of investments
Macquarie VIP High Income Series   (Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Media — 0.04%
Univision Communications 1st Lien TBD 6/24/29 X	342,759	$ 338,689
		338,689
Services — 0.46%
Staples 10.689% (SOFR03M + 5.75%) 9/4/29 •	4,155,000	3,786,244
		3,786,244
Technology & Electronics — 1.66%
Applied Systems 2nd Lien 9.853% (SOFR03M + 5.25%) 2/23/32 •	3,716,000	3,834,061
BMC Software 2nd Lien TBD 7/3/32 X	4,500,000	4,438,125
Indicor Tranche C 7.854% (SOFR03M + 3.25%) 11/22/29 •	3,975,025	3,986,203
Instructure Holdings TBD 2nd Lien 9/10/32 X	1,442,000	1,450,411
		13,708,800
Telecommunications — 0.13%
MLN US HoldCo
1st Lien 12.079% (SOFR03M + 6.80%) 10/18/27 •	8,256,075	866,888
Tranche B 14.629% (SOFR03M + 9.25%) 10/18/27 •	2,336,000	163,520
		1,030,408
Total Loan Agreements (cost $78,229,803)		68,829,487
	Number of shares
Common Stocks — 1.62%
Basic Industry — 0.32%
BIS Industries Holdings =, †, π	1,604,602	0
Foresight Energy =, †	185,516	2,662,148
Westmoreland Coal =, †, π	572	1,001
		2,663,149
Consumer Cyclical — 0.11%
True Religion Apparel =, †, π	23	877,007
		877,007
Consumer Discretionary — 0.78%
Studio City International Holdings †, π	581,459	4,360,942
Studio City International Holdings ADR †	275,487	2,066,153
		6,427,095
Consumer Goods — 0.00%
ASG Warrant =, †, π	1,200	0
		0
	Number of shares	Value (US $)
Common Stocks (continued)
Energy — 0.00%
Sabine Oil & Gas Holdings =, †	263	$ 326
		326
Financial Services — 0.41%
New Cotai =, †, π	3,072,567	3,322,579
		3,322,579
Utilities — 0.00%
Larchmont Resources =, †, π	1,007	14,291
		14,291
Total Common Stocks (cost $40,399,898)		13,304,447

Preferred Stock — 0.01%
Retail —0.01%
True Religion Apparel 6.25% =, †, ω, π	24	119,120
Total Preferred Stock (cost $392,060)		119,120

Exchange-Traded Funds — 3.91%
Invesco Senior Loan ETF	424,157	8,911,539
iShares iBoxx High Yield Corporate Bond ETF	290,000	23,287,000
Total Exchange-Traded Funds (cost $33,375,158)		32,198,539

Total Value of Securities—100.77% (cost $853,913,445)		829,877,867
Liabilities Net of Receivables and Other Assets—(0.77%)		(6,349,225)
Net Assets Applicable to 278,834,384 Shares Outstanding—100.00%		$823,528,642
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $617,198,265, which represents 74.95% of the Series’ net assets.

6    NQ- IV093 [0924] 1124 (4017346)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Represents a security with a settlement after September 30, 2024, at which time the interest rate will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2024, the aggregate value of restricted securities was $18,722,941, which represented 2.27% of the Series’ net assets. See table to the right for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
>	PIK. 100% of the income received was in the form of cash.
X	This loan will settle after September 30, 2024, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
ASG Warrant	5/31/18	$72,000	$—
BIS Industries Holdings	12/22/17	151,020	—
Larchmont Resources	12/8/16	—	14,290
New Cotai PIK	2/7/22	3,642,028	10,028,001
New Cotai	9/29/20	28,520,069	3,322,579
Studio City International Holdings	8/5/20	3,522,480	4,360,943
True Religion Apparel	10/19/20	1,038,817	877,007
True Religion Apparel	10/19/20	392,061	119,120
Westmoreland Coal	3/15/19	429	1,001
Total		$37,338,904	$18,722,941
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
NQ- IV093 [0924] 1124 (4017346)    7